Fair Value Measurements - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 07, 2023	Dec. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Grant date fair value of option	$ 1.2
Weighted average grant date fair value, granted	$ 0.85
Common Stock
Fair Value, Option, Quantitative Disclosures [Line Items]
Shares purchased at public offering		10,139,656
Common Stock | IPO
Fair Value, Option, Quantitative Disclosures [Line Items]
Shares purchased at public offering	9,090,910
Offering price per share	$ 11
Common Stock | IPO | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Shares purchased at public offering	1,363,636
Common Stock | Over-Allotment Option
Fair Value, Option, Quantitative Disclosures [Line Items]
Shares purchased at public offering	1,048,746